Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

12.Share-Based Compensation

2018 Equity Incentive Plan

In March 2018, the Company adopted its 2018 Equity Incentive Plan, as amended from time to time, (“Amended 2018 Equity Incentive Plan” or “2018 Plan”), which provides for grants of share-based awards, including stock options and restricted stock units (“RSUs”), and other forms of share-based awards.

The awards may be granted by the Company’s board of directors to employees, independent contractors, and consultants who provide services to the Company. As of December 31, 2021, and 2020, there were 8,209,568 and 6,672,721 shares of common stock authorized for issuance under the 2018 Plan, respectively, which includes shares already issued under such plan and shares reserved for issuance pursuant to outstanding stock options, and other forms of share-based compensation. The total number of shares that remained available for grant under the 2018 Plan as of December 31, 2021 and 2020 was 363,095 and 1,861,856, respectively.

Stock options

Stock options generally vest over four years and expire ten years from the date of grant. Vested stock options generally expire three months after termination of employment. Stock option activity during the years ended December 31, 2021 and 2020 consisted of the following:

			Weighted-	Aggregate
		Weighted average	averages	Intrinsic
	Stock Options	Exercise Price	Life (Years)	Value
Balance as of December 31, 2019	1,081,579	$2.31	8.9	$2,817
Granted	3,251,443	$2.60
Exercised	(307,778)	$1.56
Cancelled/Forfeited/Expired	(816,181)	$2.03
Balance as of December 31, 2020	3,209,063	$1.57	9.1	$16,094
Granted	3,457,020	$9.37
Exercised	(1,247,236)	$1.68
Cancelled/Forfeited/Expired	(387,537)	$2.00
Balance as of December 31, 2021	5,031,310	$6.85	9.2	$120,491
Vested and exercisable as of December 31, 2021	1,284,624	$2.33	8.3	$36,579

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020 were $9.05 and $2.54 per share, respectively. The intrinsic value of stock options exercised during the years ended December 31, 2021 and 2020 was $14,161 and $1,030, respectively. The total grant date fair value of stock options vested during the years ended December 31, 2021 and 2020 were $4,034 and $3,701, respectively.

The Company recorded share-based compensation of $6,433 and $3,558 for the years ended December 31, 2021 and 2020, respectively, related to stock options.

Future share-based compensation for unvested stock options granted and outstanding as of December 31, 2021, is $19,628, which is to be recognized over a weighted-average period of 2.75 years.

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

	2021	2020
Fair value of common stock	$8.80 – $21.29	$3.41 – $6.59
Expected term (years)	5.1 – 7.0	5.0 – 6.2
Expected volatility	40.0% – 41.4%	37.0% – 41.7%
Risk-free interest rate	0.7% –1.3%	0.3% – 0.8%
Expected dividend yield	0.0%	0.0%

Performance and Market Condition Options

In May 2021, the Company’s board of directors granted the Chief Executive Officer (“CEO”) a performance and market condition-based options covering 1,000,000 shares of the Company’s Class AA common stock with an exercise price of $12.4168 per share. The awards vest only upon the satisfaction of (1) certain performance conditions, which is the occurrence of an IPO, SPAC merger, or a secondary sale for total proceeds of at least $250,000 and (2) market condition, which is holders of the Company’s Series B-1 Preferred Stock have realized (i) aggregate exit proceeds with fair market value of at least 31.0420, 46.5630, and 62.0840 per share; and (ii) an aggregate interest rate compounded annually which, when used as the discount rate to calculate the net present value, with respect to the occurrence of an IPO, SPAC merger or acquisition, that is equal to or greater than 20.0%, 30.0% and 35.0%. As of

December 31, 2021, the performance and market condition is not probable of achieving and the Company has not yet recognized any compensation expense.

The Company uses a Monte Carlo simulation model to determine the fair value of the options with performance and market-based vesting conditions for purposes of calculating share-based compensation expense if vesting conditions met. The Monte Carlo simulation model incorporates the probability of satisfying performance and market conditions and uses transaction details such as stock price, contractual terms, maturity and risk-free interest rates, as well as volatility. The fair value of the options with no performance or market vesting conditions is based on the market value of common stock on the date of grant. The fair value of the performance-based stock options was $7.10 per option share estimated using the Monte Carlo simulation methodology. The unrecognized compensation expense was $7,100 as of December 31, 2021.

Early Exercised Options

Under the Plan, certain stock option holders may have the right to exercise unvested options, subject to a repurchase right held by the Company at the original exercise price, in the event of voluntary or involuntary termination of employment of the option holders, until the options are fully vested. As of December 31, 2021 and 2020, the cash proceeds received for unvested shares of common stock recorded within accrued expenses and other current liabilities in the consolidated balance sheets were $785 and $36 as of December 31, 2021 and 2020, respectively, which will be transferred to additional paid-in capital upon vesting.

The following table summarizes activity relating to early exercises of stock options:

	Number of	Carrying
	Shares	Value
Unvested as of December 31, 2019	86,032	$115
Exercised	1,375	$2
Repurchased	(42,073)	$(49)
Vested	(24,394)	$(32)
Unvested as of December 31, 2020	20,940	$36
Exercised	463,816	$917
Repurchased	(13,876)	$(23)
Vested	(88,841)	$(145)
Unvested as of December 31, 2021	382,039	$785

Nonrecourse Promissory Notes to Early Exercise Stock Options

In the years ended December 31, 2021 and 2020, certain employees, including certain executive officers of the company, early exercised stock options in exchange for promissory notes. These promissory notes have not been repaid as of December 31, 2021. The Company has accounted for the promissory notes as nonrecourse in their entirety since the promissory notes are not aligned with a corresponding percentage of the underlying shares. Such arrangements were accounted for as modifications to the original stock options to which they relate, as the maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award.

Secondary Sales of Common Stock

During 2021 and 2020, certain economic interest holders acquired outstanding Class AA common stock from certain founders, current or former employees, and an investor, for a purchase price greater than the Company’s Class AA common stock estimated fair value at the time of the transactions. As a result, the Company recorded share-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transaction of $4,311 and $119 during the years ended December 31, 2021 and 2020, respectively. In connection with these stock transfers, the Company waived all transfer restrictions and assigned its rights of first refusal applicable to such shares.

Options Granted to Directors

In July 2021, the Company’s board of directors granted options to certain members of the Company’s board of directors in connection with their services, to purchase 160,000 shares of the Company’s Class AA common stock at exercise price of $16.97. Subject to the option agreement, the options shall vest in full and become exercisable as of immediately prior to the consummation of a deemed liquidation event or SPAC transaction. The performance-based vesting condition for the options granted to certain board members remains unsatisfied as of December 31, 2021 and no share-based compensation expense was recognized as the likelihood of a deemed liquidation event or SPAC transaction was not probable. If the deemed liquidation event or SPAC transaction had occurred on December 31, 2021, the Company would have recorded $1,233 of share-based compensation expense related to the options granted to certain board members. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions:

Fair value of common stock	$19.07
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate.	0.7%
Expected dividend yield	0.0%

Restricted Stock Awards (“RSAs”)

The Company issues RSAs to employees that generally vest over a four-year period. Any unvested shares will be forfeited upon termination of services. The fair value of RSAs is based on the value of the underlying stock less any applicable purchase price. RSA expense is amortized straight-line over the requisite service period.

The following table summarizes activity related to RSA awards:

		Weighted-
		average
	Number of	Grant Date
	Shares	Fair Value
Unvested balance as of December 31, 2019.	1,940,130	$1.21
Granted	—	$—
Vested	(541,704)	$1.69
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2020.	1,398,426	$1.02
Granted	—	$—
Vested	(500,000)	$1.78
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2021	898,426	$0.60

The Company recorded share-based compensation expense of $890 and $915 for the years ended December 31, 2021 and 2020, respectively, related to RSAs. As of December 31, 2021, the total unrecognized expense related to all RSAs was $371, which the Company expects to recognize over a weighted-average period of 0.41 years.